Trade and other payables	12 Months Ended
Dec. 31, 2023
Disclosure detailed information about of trade payable [Abstract]
Trade and other payables	Trade and other payables

(in €‘000)	December 31, 2023	December 31, 2022
Trade payables	37,751	31,868
Accrued expenses	32,076	15,876
Employee related liabilities	3,566	2,941
Payroll taxes, social security and VAT payables	2,735	5,127
Other payables	820	578
Total	76,948	56,390
Current accrued expenses primarily relate to interest payable, accrued energy costs and goods receipt not invoiced.